Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments (Textual) [Abstract]
Reclassification adjustments to net investment losses, tax benefit	$ 2	$ 10
Non-credit portion of other-than-temporary impairments	(48)	(226)
Fair value of loaned securities	130	103
Deposits received for securities loaned, at carrying Value	133	105
LIHTC Funds Sold	859	796
Cumulative yields after tax maturity	2027
Effective period of Guarantees	15 years	15 years
Net assets of all consolidated VIEs	347	345
Other long-term investments	348	310
Impact of consolidation increase to noncontrolling interest			46
Investments in tax credit funds carrying value	222	220
Investments in tax credit funds	66	131
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Gross realized gains	47	50	172
Gross realized losses	20	39	17
No mortgage loans past due and still accruing	90 days
Maximum amount payment to investors under guarantees	288
Available-for-sale securities, carrying value	9	8
Available-for-sale securities, collateral value	73	0
Non-cash collateral on securities	0
Maximum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Ratio of estimated fair value to amortized cost	99.90%
Guaranteed cumulative yields after tax	7.75%
Minimum [Member]
Schedule of Held-to-maturity Securities [Line Items]
Ratio of estimated fair value to amortized cost	80.00%
Guaranteed cumulative yields after tax	1.00%
Mortgage loans [Member]
Schedule of Held-to-maturity Securities [Line Items]
Mortgage Loans	$ 0